Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 366,350
Ending balance	926,596	$ 366,350
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	976,535	1,119,798
Additions	538,060	270,002
Reclassification	205,672
Disposal	(32,041)	(339,602)
Effect of Exchange Rate Movements	139,704	(73,663)
Ending balance	1,827,930	976,535	$ 1,119,798
Accumulated Amortization and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(610,185)	(863,156)
Depreciation	203,667	135,511
Impairment	1,783	6,183
Disposal	(32,041)	(339,602)
Effect of Exchange Rate Movements	117,740	(55,063)
Ending balance	(901,334)	(610,185)	(863,156)
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,772
Ending balance	58,547	55,772
Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	385,100	400,932
Additions	48,407	13,589
Disposal	(23,469)	(3,487)
Effect of Exchange Rate Movements	16,494	(25,934)
Ending balance	426,532	385,100	400,932
Office Equipment | Accumulated Amortization and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(329,328)	(301,717)
Depreciation	47,465	51,421
Impairment	540
Disposal	(23,469)	(3,487)
Effect of Exchange Rate Movements	14,121	(20,323)
Ending balance	(367,985)	(329,328)	(301,717)
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73,302
Ending balance	677,157	73,302
Leasehold Improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	198,263	470,732
Additions	480,765	66,212
Reclassification	205,672
Disposal	(1,242)	(313,278)
Effect of Exchange Rate Movements	53,550	(25,403)
Ending balance	937,008	198,263	470,732
Leasehold Improvements | Accumulated Amortization and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(124,961)	(438,623)
Depreciation	91,649	22,187
Disposal	(1,242)	(313,278)
Effect of Exchange Rate Movements	44,483	(22,571)
Ending balance	(259,851)	(124,961)	(438,623)
Transportation Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108,489
Ending balance	85,411	108,489
Transportation Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132,843
Additions		135,286
Effect of Exchange Rate Movements	5,661	(2,443)
Ending balance	138,504	132,843
Transportation Equipment | Accumulated Amortization and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24,354)
Depreciation	27,903	24,802
Effect of Exchange Rate Movements	836	(448)
Ending balance	(53,093)	(24,354)
Others
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	128,787
Impairment	1,783	6,183	4,136
Ending balance	105,481	128,787
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	260,329	248,134
Additions	8,888	54,915
Disposal	(7,330)	(22,837)
Effect of Exchange Rate Movements	63,999	(19,883)
Ending balance	325,886	260,329	248,134
Others | Accumulated Amortization and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(131,542)	(122,816)
Depreciation	36,650	37,101
Impairment	1,243	6,183
Disposal	(7,330)	(22,837)
Effect of Exchange Rate Movements	58,300	(11,721)
Ending balance	$ (220,405)	$ (131,542)	$ (122,816)